FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Reasonably possible increase in risk variable, impact on income	$ (60)	$ (104)
Reasonably possible increase in risk variable, impact on equity	196	325
Reasonably possible decrease in risk variable, impact on income	64	113
Reasonably possible decrease in risk variable, impact on equity	$ (202)	$ (252)